Shareholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Shareholders’ Equity [Abstract]
Schedule of Warrant Liability	The following table provides a roll-forward of the warrant liability for the three and nine months ended September 30, 2023, as follows:
Amount
Balance at December 31, 2022	$-
Fair value of warrant liability upon issuance	1,156,300
Loss on change in fair value of warrant liability	27,900
Extinguishment of warrant liability upon exercise of prefunded warrants	(1,184,200)
Balance at September 30, 2023	$-

Schedule of Warrants Outstanding	Below is a table summarizing the changes in warrants outstanding during the nine months ended September 30, 2023:
	Warrants	Weighted- Average Exercise Price
Outstanding at December 31, 2022	30,712	$413.98
Granted	199,719	39.60
Exercised/settled	(94,816)	(17.43)
Outstanding at September 30, 2023	135,615	$33.86
Exercisable at September 30, 2023	131,536	$21.88
Below is a table summarizing the changes in warrants outstanding during the years ended December 31, 2022 and 2021:
	Warrants	Weighted- Average Exercise Price
Outstanding at December 31, 2020	6,603	$1,000.00
Granted	6,421	903.00
Outstanding at December 31, 2021	13,024	$952.00
Granted(1)	19,785	525.00
Exercised	(2,097)	(558.00)
Outstanding at December 31, 2022	30,712	$413.98
Exercisable at December 31, 2022	29,996	$411.33
(1)	Includes the issuance of warrants for the purchase of 2,955 common shares and an increase of 16,830 common shares underlying warrants pursuant to the adjustments described above.